As filed with the Securities and Exchange Commission on January 30, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  (811-07959)

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

414-765-6609
Registrant's telephone number, including area code

Date of fiscal year end: 2/28/2012

Date of reporting period:  11/30/2011

Item 1. Schedule of Investments.

Orinda Multi-Manager Hedged Equity Fund
Schedule of Investments
November 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 70.5%
Consumer Discretionary - 13.8%
American Public Education, Inc. ^*	3,051	116,914
Barnes & Noble, Inc.	47,500	828,400
BJ's Restaurants, Inc. ^*	4,086	196,455
Brinker International, Inc. ^*	5,301	127,648
Carter's, Inc. ^*	24,160	960,843
Chico's FAS, Inc.*	41,930	436,072
Darden Restaurants, Inc.*	2,561	122,185
Expedia, Inc.	15,000	417,225
Francesca's Holdings Corp. ^*	6,510	107,415
Global Education & Technology Group Ltd. - ADR ^ †*	38,447	413,305
ITT Educational Services, Inc. ^*	1,890	103,875
John Wiley & Sons, Inc.*	3,019	145,214
LKQ Corp. ^*	29,509	900,910
LodgeNet Interactive Corp. ^	30,600	64,260
McDonald's Corp.*	1,528	145,955
Monro Muffler Brake, Inc.*	5,909	237,246
National CineMedia, Inc.*	46,640	608,186
Penske Automotive Group*	6,969	141,401
PetSmart, Inc.*	2,877	138,815
Rue21, Inc. ^*	19,949	479,574
Scholastic Corp.*	4,190	113,423
Scientific Games Corp. ^*	87,670	753,962
Shutterfly, Inc. ^*	519	14,055
Sotheby's*	3,796	119,232
Steiner Leisure Ltd. ^ †*	2,544	119,568
Target Corp.	23,000	1,212,100
Teavana Holdings, Inc. ^*	11,625	232,151
Tempur-Pedic International, Inc. ^*	15,000	819,150
The Goodyear Tire & Rubber Co. ^	27,000	377,730
The Home Depot, Inc.	12,000	470,640
The Pep Boys-Manny, Moe & Jack	20,000	227,200
Thor Industries, Inc.*	3,302	79,908
Under Armour, Inc. ^*	6,859	557,843
Xueda Education Group - ADR ^ †*	29,480	119,394
Total Consumer Discretionary		11,908,254

Consumer Staples - 0.6%
Anheuser Busch Inbev NV - ADR †*	2,673	160,380
Campbell Soup Co.*	3,552	115,795
Colgate-Palmolive Co.*	1,367	125,081
Diamond Foods, Inc.	5,000	138,750
Total Consumer Staples		540,006

Energy - 3.1%
BP PLC - ADR †*	5,815	253,243
Core Laboratories NV †*	3,824	443,775
Dril-Quip, Inc. ^*	4,544	323,215
HollyFrontier Corp.*	3,941	91,629
World Fuel Services Corp.*	35,260	1,511,596
Total Energy		2,623,458

Financials - 6.5%
Affiliated Managers Group, Inc. ^*	9,864	932,838
Berkshire Hathaway, Inc. - Class B ^*	6,756	532,103
Capital One Financial Corp.*	2,589	115,625
Financial Engines, Inc. ^*	39,230	861,883
FirstService Corp. ^ †*	13,066	338,017
FXCM, Inc.*	22,563	227,435
Greenlight Capital Re Ltd. ^ †*	13,760	328,038
JPMorgan Chase & Co.*	3,784	117,190
MSCI, Inc. ^*	11,334	382,523
Portfolio Recovery Associates, Inc. ^*	3,143	218,030
Signature Bank ^*	13,020	760,759
Territorial Bancorp, Inc.*	6,166	121,470
Torchmark Corp.	2,884	122,830
Virtus Investment Partners, Inc. ^*	7,451	565,456
Total Financials		5,624,197

Health Care - 10.8%
Abbott Laboratories	2,271	123,883
Abiomed, Inc. ^*	34,050	685,767
Accuray, Inc. ^*	8,606	34,510
Affymetrix, Inc. ^*	59,330	268,172
Align Technology, Inc. ^*	34,500	845,250
AmerisourceBergen Corp.*	3,206	119,103
AstraZeneca PLC - ADR †*	2,511	115,456
Baxter International, Inc.*	2,101	108,538
Becton, Dickinson and Co.*	1,463	107,940
BioMarin Pharmaceutical, Inc. ^*	27,329	946,130
Bristol-Myers Squibb Co.*	5,460	178,651
C.R. Bard, Inc.*	1,371	119,537
Cardinal Health, Inc.*	2,860	121,436
DENTSPLY International, Inc.*	3,218	116,202
DepoMed, Inc. ^*	19,143	93,226
Endo Pharmaceuticals Holdings, Inc. ^*	5,581	191,038
Forest Laboratories, Inc. ^*	8,445	253,012
Gilead Sciences, Inc. ^*	3,024	120,506
Hologic, Inc. ^*	39,600	697,356
IPC The Hospitalist Co. ^*	10,208	470,589
Johnson & Johnson*	2,113	136,753
Kensey Nash Corp. ^	4,864	123,546
LifePoint Hospitals, Inc. ^*	3,333	130,754
Ligand Pharmaceuticals, Inc. ^*	18,668	218,976
Masimo Corp.*	9,806	202,592
McKesson Corp.*	1,534	124,729
Merck & Co., Inc.*	3,412	121,979
Myrexis, Inc. ^*	107,207	285,171
Novartis AG - ADR †*	2,241	121,283
Omnicell, Inc. ^*	25,783	416,653
PDL BioPharma, Inc.*	19,974	127,834
Pfizer, Inc.*	13,256	266,048
PSS World Medical, Inc. ^*	17,188	419,043
ResMed, Inc. ^	4,625	120,481
Rigel Pharmaceuticals, Inc. ^*	14,997	114,277
UnitedHealth Group, Inc.*	3,313	161,575
VCA Antech, Inc. ^*	17,965	353,192
WellPoint, Inc.*	1,702	120,076
Total Health Care		9,281,264

Industrials - 12.0%
Air Transport Services Group, Inc. ^*	65,830	318,617
American Reprographics Co. ^*	28,864	135,949
AMETEK, Inc.*	3,345	143,300
Atlas Air Worldwide Holdings, Inc. ^*	8,490	358,703
Beacon Roofing Supply, Inc. ^*	17,141	334,764
Brady Corp.*	4,359	130,508
Cbiz, Inc. ^*	18,243	109,823
Cintas Corp. ^*	3,802	115,581
Copart, Inc. ^*	8,910	400,326
CSX Corp.*	5,122	111,199
Curtiss-Wright Corp.*	4,218	138,983
Equifax, Inc.*	6,744	250,540
Graco, Inc.*	17,590	756,194
HEICO Corp.*	9,825	583,015
Hurco Companies, Inc. ^*	411	9,753
Huron Consulting Group, Inc. ^*	13,971	485,073
ICF International, Inc. ^*	8,463	219,530
IHS, Inc. ^*	9,962	880,442
II-VI, Inc. ^*	4,507	88,202
Kelly Services, Inc.*	9,651	139,746
Kirby Corp. ^*	2,286	146,944
Landstar System, Inc.*	20,311	939,790
MasTec, Inc. ^*	50,230	804,182
Mistras Group, Inc. ^*	21,350	502,366
Raytheon Co.	2,693	122,720
Resources Connection, Inc.*	19,980	213,786
Stantec, Inc. ^ †*	2,505	65,456
Stericycle, Inc. ^*	5,109	413,931
The Middleby Corp. ^*	4,332	395,425
TransDigm Group, Inc. ^*	5,103	492,031
Verisk Analytics, Inc. ^	3,009	118,194
Waste Connections, Inc.*	12,592	412,640
Total Industrials		10,337,713

Information Technology - 21.4%
Accenture PLC †*	2,367	137,120
Activision Blizzard, Inc.*	13,374	166,105
Alliance Data Systems Corp. ^*	9,100	931,931
Amdocs Ltd. ^ †*	4,585	129,480
Anixter International, Inc. ^*	2,465	151,376
ANSYS, Inc. ^*	5,825	360,975
Arris Group, Inc. ^*	48,320	519,440
Bottomline Technologies, Inc. ^*	2,783	62,618
Brightpoint, Inc. ^*	20,531	205,105
Brocade Communications Systems, Inc. ^*	282,356	1,519,075
Brooks Automation, Inc.*	7,211	68,793
CA, Inc.*	5,705	120,946
Cardtronics, Inc. ^*	27,600	750,168
Cisco Systems, Inc.*	7,870	146,697
Concur Technologies, Inc. ^*	5,838	275,729
Cymer, Inc. ^*	1,541	68,914
DST Systems, Inc.*	2,908	138,217
FARO Technologies, Inc. ^*	6,093	295,206
Hittite Microwave Corp. ^*	5,228	284,456
Integrated Device Technology, Inc. ^*	96,790	561,382
Intel Corp.*	5,199	129,507
InterDigital, Inc.*	9,825	431,907
International Business Machines Corp.*	765	143,820
International Rectifier Corp. ^*	30,960	651,089
IPG Photonics Corp. ^*	2,353	90,191
Kemet Corp. ^*	15,371	127,272
KVH Industries, Inc. ^*	52,930	411,795
Liquidity Services, Inc. ^*	14,098	480,178
LSI Corp. ^*	11,133	62,568
Magma Design Automation, Inc. ^*	150,590	861,375
Microsoft Corp.*	4,366	111,682
Monster Worldwide, Inc. ^*	27,519	201,164
Nanometrics, Inc. ^*	8,115	133,654
National Instruments Corp.*	6,303	165,769
NCR Corp. ^*	6,254	109,382
Newport Corp. ^*	65,380	851,901
NIC, Inc.*	14,060	182,780
Oracle Corp.*	3,995	125,243
Photronics, Inc. ^*	18,852	109,153
Plantronics, Inc.*	22,430	772,938
Polycom, Inc. ^*	28,489	481,464
Progress Software Corp. ^*	6,336	129,064
Qlogic Corp. ^*	8,422	125,656
RadiSys Corp. ^*	18,779	81,501
RealPage, Inc. ^*	11,559	289,322
Rovi Corp. ^*	23,850	661,838
ServiceSource International, Inc. ^*	20,246	270,082
Solera Holdings, Inc.*	9,917	469,272
Sourcefire, Inc. ^*	681	22,555
Spansion, Inc. ^*	8,894	77,734
STR Holdings, Inc. ^*	73,020	668,863
SuccessFactors, Inc. ^*	14,000	358,400
Symantec Corp. ^*	7,744	126,614
TeleTech Holdings, Inc. ^*	6,020	106,012
TESSCO Technologies, Inc.*	8,639	120,600
The Ultimate Software Group, Inc. ^*	5,073	336,441
Total System Services, Inc.*	6,510	130,460
VeriFone Systems, Inc. ^*	3,652	160,140
Virtusa Corp. ^*	8,595	135,285
VistaPrint NV ^*	4,669	152,723
Wayside Technology Group, Inc.*	28,813	350,942
Western Union Co.*	6,243	108,878
Total Information Technology		18,410,947

Materials - 1.2%
Gold Resource Corp.*	5,417	109,207
New Gold, Inc. ^ †*	29,251	324,393
Silver Wheaton Corp. †*	5,758	193,354
The Mosaic Co.*	1,770	93,385
Titanium Metals Corp.*	8,608	134,113
Yamana Gold, Inc. †*	8,033	135,195
Total Materials		989,647

Telecommunication Services - 0.5%
Abovenet, Inc.*	7,730	461,790

Utilities - 0.6%
ITC Holdings Corp.*	7,273	537,620
TOTAL COMMON STOCKS (Cost $58,936,527)		$60,714,896

CLOSED-END FUNDS - 0.3%
Credit Suisse High Yield Bond Fund	74,074	216,296
TOTAL CLOSED-END FUNDS (Cost $215,181)		$216,296

EXCHANGE TRADED FUNDS - 5.5%
iShares iBoxx $ High Yield Corporate Bond Fund	5,020	434,732
iShares S&P GSCI Commodity-Indexed Trust ^	6,803	229,873
PowerShares DB G10 Currency Harvest Fund ^	8,838	210,963
PowerShares S&P 500 Low Volatility Portfolio	11,986	302,407
ProShares Ultra DJ-UBS Commodity ^	7,880	221,412
Russell 1000 Low Volatility ETF	3,000	144,248
Rydex S&P 500 Pure Growth ETF	6,291	276,359
Rydex S&P 500 Pure Value ETF	10,118	283,810
SPDR Barclays Capital High Yield Bond ETF *	16,000	606,080
SPDR Dow Jones Industrial Average ETF Trust *	11,000	1,322,200
Vanguard U.S. Total Stock Market Shares Index ETF	3,592	230,139
WisdomTree Earnings 500 Fund	5,284	228,375
WisdomTree LargeCap Dividend Fund	4,704	226,074
TOTAL EXCHANGE TRADED FUNDS (Cost $4,662,502)		$4,716,672

EXCHANGE TRADED NOTES - 0.3%
iPath Optimized Currency Carry ETN ^ †	6,222	287,083
TOTAL EXCHANGE TRADED NOTES (Cost $280,930)		287,083

PURCHASED OPTIONS - 0.1%
	Contracts
Call Options - 0.1%
Barnes & Noble, Inc.
Expiration December 2011, Exercise Price: $14.00	300	99,000
InterDigital, Inc.
Expiration December 2011, Exercise Price: $62.50	3	75
Expiration December 2011, Exercise Price: $65.00	3	72
Monster Worldwide, Inc.
Expiration December 2011, Exercise Price: $10.00	81	608
Expiration January 2013, Exercise Price: $15.00	16	624
Expiration January 2013, Exercise Price: $17.50	12	240
Expiration January 2013, Exercise Price: $20.00	16	360
Expiration January 2013, Exercise Price: $25.00	24	480
VeriFone Systems, Inc.
Expiration January 2013, Exercise Price: $55.00	8	3,520
Expiration January 2013, Exercise Price: $60.00	10	3,200
Total Call Options		108,179

Put Options - 0.0%
Pandora Media, Inc.
Expiration March 2012, Exercise Price: $13.00	8	3,760
Expiration March 2012, Exercise Price: $14.00	8	4,528
Expiration March 2012, Exercise Price: $16.00	4	2,940
The St. Joe Co.
Expiration January 2012, Exercise Price: $40.00	3	7,860
Total Put Options		19,088

TOTAL PURCHASED OPTIONS (Cost $49,934)		$127,267

SHORT-TERM INVESTMENTS - 22.8%
	Shares
Money Market Funds - 22.8%
Fidelity Institutional Treasury Only Portfolio - Class I, 0.01% +	19,646,811	19,646,811
Total Short-Term Investments (Cost $19,646,811)
Total Investments (Cost $83,791,885) - 99.5%		85,709,025
Other Assets in Excess of Liabilities - 0.5%		418,144
TOTAL NET ASSETS - 100.0%		$86,127,169

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt
^ Non-income producing.
+ The rate shown is the 7-day yield as of November 30, 2011.
† U.S. traded security of a foreign corporation.
* All or a portion of the security has been segregated for open short positions.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC

Orinda Multi-Manager Hedged Equity Fund
Schedule of Securities Sold Short
November 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 30.7%
Consumer Discretionary - 5.0%
Bob Evans Farms, Inc.	3,259	109,111
Brinker International, Inc.	27,019	650,618
Cedar Fair LP	8,414	194,279
Ctrip.com International, Ltd. - ADR †	2,974	80,893
Fossil, Inc.	2,357	211,164
Gaylord Entertainment Co.	2,558	54,281
Gildan Activewear, Inc. †	2,267	54,136
Hibbett Sports, Inc.	8,462	385,106
Kona Grill, Inc.	9,403	49,084
Life Time Fitness, Inc.	8,906	362,741
Lululemon Athletica, Inc.	4,490	223,153
Morgans Hotel Group	9,825	61,013
Nutrisystem, Inc.	6,610	76,940
Priceline.com, Inc.	750	364,418
ReachLocal, Inc.	2,294	18,581
Shutterfly, Inc.	2,944	79,724
TAL Education Group - ADR †	27,096	278,276
Tesla Motors, Inc.	17,420	570,331
The Ryland Group, Inc.	5,633	84,720
True Religion Apparel, Inc.	5,580	196,416
Whirlpool Corp.	2,790	136,877
Zagg, Inc.	5,264	60,536
Total Consumer Discretionary		4,302,398

Consumer Staples - 1.7%
Calavo Growers, Inc.	3,979	105,682
Elizabeth Arden, Inc.	10,249	387,412
Green Mountain Coffee Roasters, Inc.	1,770	92,801
J & J Snack Foods Corp.	1,779	92,295
Medifast, Inc.	13,260	184,447
Snyders-Lance, Inc.	4,049	85,555
Spectrum Brands Holdings, Inc.	2,479	69,462
Sysco Corp.	2,901	82,795
United Natural Foods, Inc.	1,859	71,255
Usana Health Sciences, Inc.	8,440	288,142
Total Consumer Staples		1,459,846

Energy - 2.0%
Amyris, Inc.	106,827	1,203,940
Houston American Energy Corp.	7,362	103,142
Kior, Inc.	11,420	200,764
Northern Oil and Gas, Inc.	8,680	212,573
Total Energy		1,720,419

Financials - 1.9%
Asta Funding, Inc.	3,404	28,219
Capital City Bank Group, Inc.	9,490	99,740
Coresite Reallty Corp.	12,510	209,543
GAMCO Investors, Inc.	1,802	85,072
M&T Bank Corp.	1,790	130,634
Newstar Financial, Inc.	36,196	357,978
Protective Life Corp.	20,260	449,569
SCBT Financial Corp.	2,551	72,653
T. Rowe Price Group, Inc.	2,169	123,112
Taylor Capital Group, Inc.	1,536	13,148
TriCo Bancshares	2,021	29,850
Washington Banking Co.	1	11
Total Financials		1,599,529

Health Care - 7.7%
Abaxis, Inc.	16,660	460,982
Abiomed, Inc.	5,109	102,895
Acorda Therapeutics, Inc.	28,114	650,839
Ampio Pharmaceuticals, Inc.	35,936	260,895
BioTime, Inc.	24,960	111,571
Cepheid, Inc.	2,079	71,310
Chemed Corp.	4,228	226,875
China Kanghui Holdings, Inc. - ADR †	5,260	80,215
Community Health Systems, Inc.	6,794	134,997
DexCom, Inc.	12,556	100,699
Halozyme Therapeutics, Inc.	9,163	86,865
Heartware International, Inc.	1,026	70,794
Idexx Laboratories, Inc.	1,019	76,619
Incyte Corp.	18,359	252,803
Insulet Corp.	10,030	186,357
Lincare Holdings, Inc.	4,921	116,628
MAKO Surgical Corp.	8,186	235,757
Masimo Corp.	2,428	50,162
Mindray Medical International Ltd. - ADR †	4,731	127,642
Onyx Pharmaceuticals, Inc.	13,373	589,749
OPKO Health, Inc.	28,484	141,281
Quality Systems, Inc.	2,905	102,692
Regeneron Pharmaceuticals, Inc.	4,590	272,738
Seattle Genetics, Inc.	16,933	281,596
Sirona Dental Systems, Inc.	9,296	413,114
United Therapeutics Corp.	6,397	261,701
Valeant Pharmaceuticals International, Inc. †	2,558	118,205
Vascular Solutions, Inc.	6,715	72,388
Vertex Pharmaceuticals, Inc.	14,049	407,281
ViroPharma, Inc.	16,201	388,986
Volcano Corp.	8,501	209,720
Total Health Care		6,664,356

Industrials - 2.6%
Aerovironment, Inc.	24,001	732,271
American Science & Engineering, Inc.	1,797	131,558
Atlas Air Worldwide Holdings, Inc.	4,652	196,547
Avery Dennison Corp.	5,790	151,756
Cintas Corp.	18,178	552,611
Meritor, Inc.	16,560	98,532
Quality Distribution, Inc.	6,791	68,589
Ritchie Bros. Auctioneers, Inc. †	5,540	113,958
Spirit Aerosystems Holdings, Inc.	9,080	177,151
Total Industrials		2,222,973

Information Technology - 9.3%
Accelrys, Inc.	10,494	74,822
Advanced Micro Devices, Inc.	13,376	76,109
Aeroflex Holding Corp.	7,821	75,394
Ancestry.com, Inc.	2,873	68,119
Arm Holdings PLC - ADR †	9,058	256,070
Aruba Networks, Inc.	5,180	109,298
Carbonite, Inc.	10,027	121,527
Cavium, Inc.	2,243	73,212
Ciena Corp.	5,553	67,247
Cognex Corp.	8,449	301,376
Concur Technologies, Inc.	2,063	97,436
Constant Contact, Inc.	24,260	530,809
Cymer, Inc.	11,267	503,860
DragonWave, Inc. †	73,010	310,293
First Solar, Inc.	2,572	123,096
Fusion-io, Inc.	2,574	86,203
Kit Digital, Inc.	11,070	98,744
Lexmark International, Inc.	9,050	302,813
Mitek Systems, Inc.	11,965	87,703
NVE Corp.	3,880	227,290
NXP Semiconductors NV †	4,354	73,583
OmniVision Technologies, Inc.	29,290	316,039
Open Text Corp. †	12,770	728,145
OpenTable, Inc.	1,565	55,354
Power Integrations, Inc.	17,674	621,241
Salesforce.com, Inc.	1,851	219,195
SciQuest, Inc.	6,749	98,535
SouFun Holdings Ltd. - ADR †	18,681	242,293
Spreadtrum Communications, Inc. - ADR †	13,193	326,527
Travelzoo, Inc.	40	1,120
Ubiquiti Networks, Inc.	7,330	144,841
Universal Display Corp.	2,190	85,322
VanceInfo Technologies, Inc. - ADR †	12,490	138,264
Viasat, Inc.	1,746	82,621
VistaPrint NV †	6,900	225,699
Youku.com, Inc. - ADR †	53,154	1,038,098
Total Information Technology		7,988,298

Materials - 0.3%
Avalon Rare Metals, Inc. †	28,600	95,524
Chemtura Corp.	10,580	123,257
Martin Marietta Materials, Inc.	853	66,756
Total Materials		285,537

Utilities - 0.2%
Northwest Natural Gas Co.	1,441	67,813
UIL Holdings Corp.	2,712	94,486
Total Utilities		162,299

TOTAL COMMON STOCKS (Proceeds $27,407,606)		$26,405,655

EXCHANGE TRADED FUNDS - 1.7%
iShares Barclays 20+ Year Treasury Bond Fund	7,000	825,160
iShares Russell 2000 Growth Index Fund	3,954	334,904
iShares Russell 2000 Index Fund	4,518	333,022
TOTAL EXCHANGE TRADED FUNDS (Proceeds $1,509,783)		$1,493,086

RIGHTS - 0.0%
Financials - 0.0%
Taylor Capital Group, Inc.	1,536	0
TOTAL RIGHTS (Proceeds $451)		$0

Total Securities Sold Short (Proceeds $28,917,840) - 32.4%		$27,898,741

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt
† U.S. traded security of a foreign corporation.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC

Orinda Multi-Manager Hedged Equity Fund
Schedule of Open Futures Contracts
November 30, 2011 (Unaudited)

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Futures	90	5,607,000	December 2011	$72,930

As of November 30, 2011, initial margin deposits of $360,000 have been pledged in connection with the open futures contracts.

The cost basis of investments for federal income tax purposes at November 30, 2011 was as follows*:

Cost of investments	$83,791,885
Gross unrealized appreciation	4,696,489
Gross unrealized depreciation	(2,779,349)
Net unrealized depreciation	$1,917,140

*Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.  Please refer to the Notes to Financial Statements section in the Fund’s upcoming annual report for federal tax information.

Summary of Fair Value Measurements at November 30, 2011 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputsand valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 -
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trusts (REITs),  that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ
Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the Fund and will be classified in level 1of the fair value hierarchy.

Exchange Traded Notes – Investments in exchange traded notes are actively traded on a national securities exchange and are valued based on the last sales price from the exchange and are categorized in level 1 of the fair value hierarchy.

Derivative Instruments – Listed derivatives, including options, rights, warrants and futures that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

Short-Term Debt Securities - Short-term securities having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified  in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2011:

Level 1		Level 2	Level 3		Total
Common Stocks
Consumer Discretionary	$11,908,254	$-	$-		$11,908,254
Consumer Staples	540,006	-	-		540,006
Energy	2,623,458	-	-		2,623,458
Financials	5,624,197	-	-		5,624,197
Health Care	9,281,264	-	-		9,281,264
Industrials	10,337,713	-	-		10,337,713
Information Technology	18,410,947	-	-		18,410,947
Materials	989,647	-	-		989,647
Telecommunication Services	461,790	-	-		461,790
Utilities	537,620	-	-		537,620
Total Common Stocks	60,714,896	-	-		60,714,896
Closed-End Funds	216,296	-	-		216,296
Exchange-Traded Funds	4,716,672	-	-		4,716,672
Exchange-Traded Notes	287,083	-	-		287,083
Purchased Options
Call Options	108,179	-	-		108,179
Put Options	19,088	-	-		19,088
Total Purchased Options	127,267	-	-		127,267
Short-Term Securities	19,646,811	-	-		19,646,811
Total Investments in Securities	$85,709,025	$-	$-		$85,709,025

Securities Sold Short
Common Stocks	$26,405,655	$-	$-		$26,405,655
Exchange Traded Funds	1,493,086	-	-		1,493,086
Rights	-	-	-	*	-
Total Securities Sold Short	27,898,741	-	-		27,898,741
Other Financial Instruments**
Long Futures Contracts	$72,930	$-	$-		$72,930

*If the Taylor Capital Group, Inc., Rights had a value, they would have been a Level 3 fair value. The rights have been fair valued at $0 since they were issued on November 17, 2011.

** Other financial instruments are derivative instruments not reflected in the Schedule of Investments which are presented at the unrealized appreciation (depreciation) on the instrument

Transfers between levels are recognized at the end of the reporting period. During the period ended November 30, 2011, the Fund recognized no transfers between levels.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.
Rights
Balance at March 31, 2011 (inception)	$-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation/(depreciation)	-
Purchases	-
Sales	-
Transfer in and/or out of Level 3	-
Balance at November 30, 2011	$-

Change in unrealized appreciation/depreciation during the year for level 3 investments held at November 30, 2011	$-

Derivatives Transactions
The Fund may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The various derivative instruments that the Fund may use are options, futures, swaps, and forward foreign currency contracts, among others.  The Fund may also use derivatives for leverage, in which case their use would involve leveraging risk.  The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk.  A Fund investing in a derivative instrument could lose more than the principal amount invested.

The Fund has adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position.  Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Average Balance Information

The average monthly market value of purchased and written options during the period ended November 30, 2011 were $31,715 and $3,087, respectively.  The average monthly notional amount of long futures contracts during the period ended November 30, 2011 was $1,720,264.

Transactions in written options contracts for the period ended November 30, 2011, are as follows:

		Premiums
	Contracts	Received
Outstanding at March 31, 2011 (inception)	-	$-
Options opened	441	23,370
Options closed	(249)	(11,190)
Options exercised	(93)	(5,920)
Options expired	(99)	(6,260)
Outstanding at November 30, 2011	-	$-

Values of Derivative Instruments as of November 30, 2011 on the Statement of Assets and Liabilities:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts - Purchased Options	Investments, at fair value	$127,267	N/A	$-
Equity Contracts - Futures*	Net Assets - unrealized appreciation on futures contracts	72,930	N/A	-
Total		$200,197		$-
*Includes cumulative appreciation (depreciation) of futures contracts as reported in Schedule of Open Futures Contracts.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title) /s/Douglas Hess
   Douglas Hess, President/Principal Executive Officer

Date 1/27/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/Douglas Hess
   Douglas Hess, President/Principal Executive Officer

Date 1/27/12

By (Signature and Title) /s/Cheryl King
   Cheryl King, Treasurer/Principal Financial Officer

Date 1/27/12

* Print the name and title of each signing officer under his or her signature.